(Loss) Earnings per share	12 Months Ended
Jun. 30, 2017
(Loss) Earnings per share [Abstract]
(Loss) Earnings per share

Note 15 – (Loss) Earnings per share

The basic and diluted (loss) earnings per share are as follows:

	For the year ended June 30, 2017	For the year ended June 30, 2016	For the year ended June 30, 2015

Net (loss) income	$(7,429,581)	$(53,190,023)	$8,679,571
Weighted average shares outstanding - Basic and Diluted*	2,409,631	2,385,391	1,600,000
(Loss) Earnings per share - Basic and Diluted	$(3.08)	$(22.30)	$5.42

There were no potentially dilutive securities outstanding for the years ended June 30, 2017 and 2016.

*All shares outstanding for all periods have been retroactively restated to reflect the Company’s 1-for- 5 reverse stock split, which was effective on November 9, 2017.